Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Cash flows from operating activities:
Net income	$ 55,545	366,608	260,460	106,312
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	8,072	53,272	32,009	24,844
Depreciation and amortization	48,483	319,988	286,574	199,989
Foreign exchange loss, net	659	4,350	286	65,524
Loss/(gain) from disposal of property and equipment	(934)	(6,165)	(2,946)	2,315
Impairment loss of property and equipment			5,477
Gain on buy-back of convertible bonds	(376)	(2,480)	(69,327)	(103,291)
Issuance costs for convertible notes	(6,448)	(42,559)
Loss on change in fair value of convertible notes	1,370	9,040
Deferred income tax	1,029	6,789	(29,843)	(55,572)
Change in assets and liabilities, net of effects of acquisitions:
Increase in accounts receivable	(1,698)	(11,205)	(8,935)	(6,163)
Increase in receivables from related parties	(382)	(2,523)	(3,136)	(245)
(Increase)/decrease in consumables	(1,536)	(10,140)	11,566	(7,391)
Decrease/(increase) in prepayments and other current assets	(3,890)	(25,674)	8,497	1,116
Decrease/(increase) in other assets	(1,335)	(8,813)	(684)	19,017
Increase/(decrease) in accounts payable	3,650	24,088	(1,043)	7,260
Increase/(decrease) in payables to related parties	174	1,150	(1,206)	17
Increase in salaries and welfare payable	5,784	38,172	33,994	21,236
Increase/(decrease) in income tax payable	(2,934)	(19,367)	9,306	9,375
Increase/(decrease) in other taxes payable	(8)	(53)	2,643	3,718
Increase in accruals for customer reward program	617	4,075	4,744	3,148
(Decrease)/increase in other payables and accruals	2,941	19,409	39,764	(18,993)
Increase in deferred revenues, current and non-current	4,193	27,674	41,693	22,941
Increase in deferred rental	5,367	35,422	18,787	42,599
Increase in deposits	1,927	12,719	6,994	13,741
Increase in interest accruals for convertible bonds	161	1,063	2,989	5,388
Net cash provided by operating activities	133,327	879,958	648,663	356,886
Cash flows from investing activities:
Proceeds from sale of property and equipment	3,289	21,708	15,171	1,657
Purchase of property and equipment	(56,595)	(373,531)	(426,591)	(828,484)
Purchase of intangible assets	(536)	(3,539)	(4,322)	(3,905)
Cash (paid) and collected for short term investment			102,206	(100,000)
Net cash used for the acquisition of subsidiaries	(91)	(600)	(9,965)	(33,583)
Net cash used in investing activities	(53,933)	(355,962)	(323,501)	(964,315)
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares			341,078
Proceeds from share option exercise	9,643	63,644	26,975	4,872
Net proceeds from issuance of convertible notes	180,125	1,188,823
Buy-back of convertible bonds	(30,710)	(202,687)	(462,029)	(113,370)
Payment for bond offering related transaction costs				(4,885)
Repayment of acquired subsidiaries' debts to former shareholders			(5,481)	(52,467)
Restricted cash collected for short-term borrowings				173,849
Proceeds from short-term borrowings	3,773	24,900	10,000	340,000
Repayment of short-term borrowings	(3,773)	(24,900)	(10,000)	(609,000)
Repayment of long-term loan				(18,036)
Dividend paid by variable interest entities to noncontrolling interests shareholders	(1,444)	(9,530)	(4,272)	(3,515)
Other financing activities				1,350
Net cash (used)/provided by financing activities	157,614	1,040,250	(103,729)	(281,202)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,697)	(11,195)	(286)	(65,524)
Net (decrease)/increase in cash and cash equivalents	235,311	1,553,051	221,147	(954,155)
Cash and cash equivalents, beginning of year	125,696	829,592	608,445	1,562,600
Cash and cash equivalents, end of year	361,007	2,382,643	829,592	608,445
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	(23,113)	(152,547)	(82,703)	(73,897)
Cash paid during the year for interest	(32)	(211)	(43)	(7,733)
Supplemental schedule of non-cash activities:
Accruals related to the construction costs of property and equipment	25,636	169,196		163,967
Accruals related to the issuance costs for convertible notes	909	5,998
Restricted cash related to the exercise of the employee stock option	$ 3,265	21,552